Cover	3 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	VerifyMe, Inc.
Entity Central Index Key	0001104038
Document Type	S-1/A
Amendment Flag	true
Amendment Description	CALCULATION OF REGISTRATION FEE Title of Each Class of Securities to be Registered Amount to be Registered (1) Proposed Maximum Offering Price per Share (3) Proposed Maximum Aggregate Offering Price Amount of Registration Fee (4) Common Stock, par value $0.001 per share, issuable upon conversion of the 2020 Debentures (2) 22,025,000 $0.09 $ 1,982,250 $ 257.30 Common Stock, par value $0.001 per share, issuable upon exercise of the Warrants (2) 22,025,000 $0.09 $ 1,982,250 $ 257.30 Common Stock, par value $0.001 per share 960,359 $0.09 $ 86,432.31 $ 11.22 Total 45,010,359 $ 4,050,932.31 $ 525.82 (1) Represents the maximum number of shares of common stock offered by the selling stockholders named in this registration statement. In the event of a stock split, stock dividend, or similar transaction involving our common stock, the number of shares registered shall automatically be increased to cover the additional shares of common stock issuable pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”). (2) Represents shares of the registrant’s common stock issuable upon conversion of the 2020 Debentures or upon exercise of the Warrants. The 2020 Debentures and the Warrants were previously issued to the selling stockholders named in this registration statement. (3) Estimated solely for purposes of calculating the amount of the registration fee in accordance with Rule 457(c) of the Securities Act and based on the average of the high and low prices per share of the registrant’s common stock as reported by OTCQB market on April 28, 2020. (4) Previously paid. The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Incorporation, State or Country Code	NV
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false